SHARE-BASED PAYMENTS - RSU, PSU and DSU Activity (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Equity-settled RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	574,726	292,634
Units granted (in shares)	599,684	393,805
Units cancelled (in shares)	(46,991)	(94,872)
Units outstanding, end of year (in shares)	1,119,861	574,726
Units vested, end of year (in shares)	760,647	404,144
Equity-settled RSU | Settled in shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled in cash / Redeemed (in shares)	(1,702)	(15,370)
Equity-settled RSU | Settled in cash
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled in cash / Redeemed (in shares)	(5,856)	(1,471)
Equity-settled PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,409,472	780,786
Units granted (in shares)	1,021,502	903,341
Units cancelled (in shares)	(110,706)	(242,151)
Units outstanding, end of year (in shares)	2,315,586	1,409,472
Units vested, end of year (in shares)	1,600,821	1,037,878
Equity-settled PSU | Settled in shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled in cash / Redeemed (in shares)	(1,248)	(30,060)
Equity-settled PSU | Settled in cash
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled in cash / Redeemed (in shares)	(3,434)	(2,444)
DSU plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,377,311	1,487,414
Units granted (in shares)	143,539	139,677
Settled in cash / Redeemed (in shares)	(599,613)	(249,780)
Units outstanding, end of year (in shares)	921,237	1,377,311
RSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	193,139	404,037
Units cancelled (in shares)	(5,320)	(43,833)
Settled in cash / Redeemed (in shares)	(187,819)	(167,065)
Units outstanding, end of year (in shares)	0	193,139
Units vested, end of year (in shares)	0	184,725
PSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	491,896	912,281
Units cancelled (in shares)	(184,028)	(283,840)
Settled in cash / Redeemed (in shares)	(307,868)	(136,545)
Units outstanding, end of year (in shares)	0	491,896
Units vested, end of year (in shares)	0	467,991